Net finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance income
Finance income	$ (2,859)	$ (5,427)
Finance costs
Interest on loans and borrowings (excluding lease liabilities)	16,380	42,024
Interest expense on lease liabilities	382	384
Other interest expense	117	251
Change in redemption amount of liability-classified Class A common shares	0	73,429
Change in redemption amount of subsidiary’s preferred shares	0	3,009
Interest on unsecured debentures	0	15,503
Loss on debt modification or early repayment	0	24,491
Finance costs	16,879	159,091
Net finance costs	$ 14,020	$ 153,664